Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2014
Registrant Name	dei_EntityRegistrantName	Vanguard Wellesley Income Fund
Central Index Key	dei_EntityCentralIndexKey	0000105544
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 26, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jan. 26, 2015
Vanguard Wellesley Income Fund | Vanguard Wellesley Income Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.22%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.25%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	26
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	80
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	141
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	318
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jul. 01, 1970
2005	rr_AnnualReturn2005	3.48%
2006	rr_AnnualReturn2006	11.28%
2007	rr_AnnualReturn2007	5.61%
2008	rr_AnnualReturn2008	(9.84%)
2009	rr_AnnualReturn2009	16.02%
2010	rr_AnnualReturn2010	10.65%
2011	rr_AnnualReturn2011	9.63%
2012	rr_AnnualReturn2012	10.06%
2013	rr_AnnualReturn2013	9.19%
2014	rr_AnnualReturn2014	8.07%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.15%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(6.69%)
One Year	rr_AverageAnnualReturnYear01	8.07%
Five Years	rr_AverageAnnualReturnYear05	9.51%
Ten Years	rr_AverageAnnualReturnYear10	7.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 1970
Vanguard Wellesley Income Fund | Vanguard Wellesley Income Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.16%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.18%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	18
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	58
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	101
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	230
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 14, 2001
2005	rr_AnnualReturn2005	3.56%
2006	rr_AnnualReturn2006	11.39%
2007	rr_AnnualReturn2007	5.76%
2008	rr_AnnualReturn2008	(9.79%)
2009	rr_AnnualReturn2009	16.14%
2010	rr_AnnualReturn2010	10.71%
2011	rr_AnnualReturn2011	9.74%
2012	rr_AnnualReturn2012	10.10%
2013	rr_AnnualReturn2013	9.27%
2014	rr_AnnualReturn2014	8.15%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.17%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(6.62%)
One Year	rr_AverageAnnualReturnYear01	8.15%
Five Years	rr_AverageAnnualReturnYear05	9.59%
Ten Years	rr_AverageAnnualReturnYear10	7.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2001
Wellesley Income Composite Index | Vanguard Wellesley Income Fund | Vanguard Wellesley Income Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.33%
Five Years	rr_AverageAnnualReturnYear05	9.39%
Ten Years	rr_AverageAnnualReturnYear10	6.55%
Wellesley Income Composite Index | Vanguard Wellesley Income Fund | Vanguard Wellesley Income Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.33%
Five Years	rr_AverageAnnualReturnYear05	9.39%
Ten Years	rr_AverageAnnualReturnYear10	6.55%
Barclays U.S. Credit A or Better Bond Index | Vanguard Wellesley Income Fund | Vanguard Wellesley Income Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.98%
Five Years	rr_AverageAnnualReturnYear05	5.65%
Ten Years	rr_AverageAnnualReturnYear10	5.02%
Barclays U.S. Credit A or Better Bond Index | Vanguard Wellesley Income Fund | Vanguard Wellesley Income Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.98%
Five Years	rr_AverageAnnualReturnYear05	5.65%
Ten Years	rr_AverageAnnualReturnYear10	5.02%